UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

The Registrant announced a plan of liquidation and termination on July 16, 2015, and made a liquidating distribution on September 25, 2015.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2015

MFS® INTERMARKET INCOME TRUST I

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 109.0%
Aerospace - 0.8%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$155,000	$163,138
Bombardier, Inc., 7.75%, 3/15/20 (n)	17,000	14,195
Bombardier, Inc., 6.125%, 1/15/23 (n)	105,000	78,225
Bombardier, Inc., 7.5%, 3/15/25 (n)	55,000	41,663
CPI International, Inc., 8.75%, 2/15/18	145,000	146,088
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	240,000	254,057
TransDigm, Inc., 6%, 7/15/22	25,000	24,629
TransDigm, Inc., 6.5%, 7/15/24	65,000	63,538

		$785,533
Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	$120,000	$124,950
PVH Corp., 4.5%, 12/15/22	90,000	89,775

		$214,725
Asset-Backed & Securitized - 3.0%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$260,000	$268,852
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	135,123	142,802
CWCapital Cobalt Ltd., “A4”, FRN, 5.959%, 5/15/46	176,311	187,478
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	169,844	169,821
Equity One ABS, Inc., FRN, 4.205%, 4/25/34	12,286	12,261
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19 (n)	171,582	171,667
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/19 (n)	236,105	235,995
GMAC Mortgage Corp. Loan Trust, FRN, 5.865%, 9/25/34	84,728	86,589
Go Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18 (n)	164,601	164,453
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	300,000	299,700
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.961%, 6/15/49	396,688	412,187
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/49	400,000	415,386
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	258,198	257,832

		$2,825,023
Automotive - 3.6%
Accuride Corp., 9.5%, 8/01/18	$165,000	$167,475
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	521,000	520,651
Ford Motor Credit Co. LLC, FRN, 0.852%, 9/08/17	450,000	445,002
Ford Motor Credit Co. LLC, FRN, 1.223%, 1/09/18	200,000	199,570
General Motors Financial Co., Inc., 2.625%, 7/10/17	496,000	500,254
General Motors Financial Co., Inc., 3.45%, 4/10/22	593,000	563,934
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	170,000	179,945
Goodyear Tire & Rubber Co., 7%, 5/15/22	40,000	42,500
Hyundai Capital America, 1.875%, 8/09/16 (n)	230,000	231,211
Lear Corp., 4.75%, 1/15/23	95,000	94,288
Lear Corp., 5.25%, 1/15/25	80,000	79,600
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	200,000	210,500
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)	150,000	145,313

		$3,380,243
Biotechnology - 0.5%
Life Technologies Corp., 6%, 3/01/20	$400,000	$450,257

Broadcasting - 1.2%
AMC Networks, Inc., 7.75%, 7/15/21	$114,000	$121,695
Clear Channel Communications, Inc., 9%, 3/01/21	123,000	109,009

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	$25,000	$25,263
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	90,000	92,970
Discovery Communications, Inc., 3.45%, 3/15/25	158,000	145,730
Liberty Media Corp., 8.5%, 7/15/29	105,000	107,100
Liberty Media Corp., 8.25%, 2/01/30	35,000	35,525
Netflix, Inc., 5.375%, 2/01/21	75,000	77,438
Netflix, Inc., 5.875%, 2/15/25 (n)	40,000	41,550
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	115,000	120,750
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	160,000	159,157
Tribune Media Co., 5.875%, 7/15/22 (n)	85,000	85,638

		$1,121,825
Brokerage & Asset Managers - 0.5%
CME Group, Inc., 3%, 3/15/25	$415,000	$403,684
E*Trade Financial Corp., 4.625%, 9/15/23	80,000	80,000

		$483,684
Building - 2.1%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$170,000	$174,250
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	95,000	95,000
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	70,000	73,238
CRH PLC, 8.125%, 7/15/18	210,000	244,074
Gibraltar Industries, Inc., 6.25%, 2/01/21	115,000	116,150
HD Supply, Inc., 7.5%, 7/15/20	130,000	138,775
Headwaters, Inc., 7.25%, 1/15/19	55,000	57,200
Martin Marietta Materials, Inc., 4.25%, 7/02/24	325,000	321,514
Martin Marietta Materials, Inc., FRN, 1.381%, 6/30/17	390,000	387,391
Nortek, Inc., 8.5%, 4/15/21	95,000	101,769
PriSo Acquisition Corp., 9%, 5/15/23 (n)	85,000	83,300
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	129,000	138,675

		$1,931,336
Business Services - 0.4%
Equinix, Inc., 4.875%, 4/01/20	$100,000	$102,250
Equinix, Inc., 5.375%, 1/01/22	30,000	30,300
Equinix, Inc., 5.375%, 4/01/23	55,000	55,138
Iron Mountain, Inc., 8.375%, 8/15/21	13,000	13,371
Iron Mountain, Inc., REIT, 6%, 8/15/23	35,000	35,788
NeuStar, Inc., 4.5%, 1/15/23	135,000	114,750

		$351,597
Cable TV - 3.5%
Altice Financing S.A., 6.625%, 2/15/23 (n)	$200,000	$199,000
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20	40,000	41,700
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	195,000	203,814
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)	85,000	85,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	115,000	117,300
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)	35,000	33,994
CCO Safari Il LLC, 3.579%, 7/23/20 (n)	600,000	599,312
Cequel Communications Holdings, 6.375%, 9/15/20 (n)	120,000	117,810
Cox Communications, Inc., 3.25%, 12/15/22 (n)	413,000	386,989
DISH DBS Corp., 7.875%, 9/01/19	40,000	43,356
DISH DBS Corp., 6.75%, 6/01/21	55,000	55,215
DISH DBS Corp., 5%, 3/15/23	130,000	114,807
DISH DBS Corp., 5.875%, 11/15/24	35,000	31,894

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Intelsat Jackson Holdings S.A., 7.25%, 4/01/19		$50,000	$48,875
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		130,000	113,750
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		120,000	105,600
Intelsat Luxembourg S.A., 8.125%, 6/01/23		135,000	99,225
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	EUR	100,000	122,272
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		$30,000	29,944
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		10,000	10,425
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		65,000	61,913
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		65,000	66,950
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		55,000	54,313
Time Warner Cable, Inc., 8.25%, 4/01/19		110,000	128,649
Time Warner Cable, Inc., 4%, 9/01/21		170,000	170,997
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (n)		200,000	194,000

			$3,237,104
Chemicals - 1.2%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$53,000	$55,518
Dow Chemical Co., 8.55%, 5/15/19		390,000	471,076
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)		90,000	72,450
Hexion U.S. Finance Corp., 6.625%, 4/15/20		60,000	55,950
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		95,000	82,650
Huntsman International LLC, 8.625%, 3/15/21		46,000	48,066
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)		26,000	26,016
Tronox Finance LLC, 6.375%, 8/15/20		175,000	143,500
W.R. Grace & Co., 5.125%, 10/01/21 (n)		135,000	136,688

			$1,091,914
Computer Software - 0.2%
Syniverse Holdings, Inc., 9.125%, 1/15/19		$43,000	$37,303
VeriSign, Inc., 4.625%, 5/01/23		125,000	121,875

			$159,178
Computer Software - Systems - 0.5%
CDW LLC/CDW Finance Corp., 6%, 8/15/22		$60,000	$62,925
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24		55,000	54,450
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)		140,000	137,200
Seagate HDD Cayman, 3.75%, 11/15/18		165,000	169,642

			$424,217
Conglomerates - 1.0%
Amsted Industries Co., 5%, 3/15/22 (n)		$200,000	$200,000
ATS Automation Tooling Systems, Inc., 6.5%, 6/15/23 (n)		40,000	40,300
BC Mountain LLC, 7%, 2/01/21 (n)		135,000	113,400
EnerSys, 5%, 4/30/23 (n)		165,000	159,225
Enpro Industries, Inc., 5.875%, 9/15/22		135,000	135,675
Entegris, Inc., 6%, 4/01/22 (n)		145,000	146,813
Renaissance Acquisition, 6.875%, 8/15/21 (n)		155,000	137,950

			$933,363
Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		$75,000	$35,250

Consumer Products - 1.2%
Newell Rubbermaid, Inc., 2.875%, 12/01/19		$380,000	$379,785
Prestige Brands, Inc., 8.125%, 2/01/20		40,000	42,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	$110,000	$109,175
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	346,000	353,672
Spectrum Brands, Inc., 6.375%, 11/15/20	120,000	127,050
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)	15,000	15,600
Spectrum Brands, Inc., 5.75%, 7/15/25 (n)	50,000	51,500

		$1,079,182
Consumer Services - 1.8%
ADT Corp., 6.25%, 10/15/21	$155,000	$160,038
ADT Corp., 4.125%, 6/15/23	45,000	41,288
CEB, Inc., 5.625%, 6/15/23 (n)	100,000	100,000
Experian Finance PLC, 2.375%, 6/15/17 (n)	297,000	298,751
Garda World Security Corp., 7.25%, 11/15/21 (n)	45,000	42,075
Garda World Security Corp., 7.25%, 11/15/21 (n)	80,000	74,800
Interval Acquisition Corp., 5.625%, 4/15/23 (n)	155,000	153,063
Monitronics International, Inc., 9.125%, 4/01/20	120,000	112,200
Priceline Group, Inc., 3.65%, 3/15/25	433,000	418,350
Service Corp. International, 7%, 6/15/17	160,000	172,000
Service Corp. International, 5.375%, 5/15/24	55,000	57,200

		$1,629,765
Containers - 1.4%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$200,000	$209,100
Ball Corp., 5%, 3/15/22	85,000	86,275
Berry Plastics Group, Inc., 5.5%, 5/15/22	145,000	140,288
Crown American LLC, 4.5%, 1/15/23	182,000	178,133
Multi-Color Corp., 6.125%, 12/01/22 (n)	120,000	122,250
Reynolds Group, 5.75%, 10/15/20	55,000	56,719
Reynolds Group, 8.25%, 2/15/21	200,000	205,750
Sealed Air Corp., 4.875%, 12/01/22 (n)	135,000	135,000
Sealed Air Corp., 5.125%, 12/01/24 (n)	35,000	35,415
Signode Industrial Group, 6.375%, 5/01/22 (n)	140,000	135,100

		$1,304,030
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$300,000	$339,266

Electrical Equipment - 0.5%
Arrow Electronics, Inc., 3%, 3/01/18	$105,000	$106,691
Avaya, Inc., 10.5%, 3/01/21 (n)	55,000	36,438
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (n)	322,000	314,103

		$457,232
Electronics - 1.0%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$125,000	$88,125
Advanced Micro Devices, Inc., 7.5%, 8/15/22	40,000	25,800
Advanced Micro Devices, Inc., 7%, 7/01/24	75,000	48,375
Lam Research Corp., 2.75%, 3/15/20	259,000	256,445
Micron Technology, Inc., 5.875%, 2/15/22	90,000	88,650
Micron Technology, Inc., 5.5%, 2/01/25	80,000	74,400
NXP B.V., 5.75%, 3/15/23 (n)	200,000	207,000
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	50,000	51,250
Sensata Technologies B.V., 5%, 10/01/25 (n)	50,000	48,500

		$888,545

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 1.8%
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	$202,000	$194,425
Korea Gas Corp., 2.25%, 7/25/17 (n)	370,000	372,877
Petroleos Mexicanos, 5.5%, 1/21/21	178,000	190,905
Petroleos Mexicanos, 4.875%, 1/24/22	110,000	111,650
Petroleos Mexicanos, 4.875%, 1/18/24	15,000	14,955
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	191,000	180,667
Petroleos Mexicanos, 6.5%, 6/02/41	127,000	127,000
Petroleos Mexicanos, 5.5%, 6/27/44 (n)	10,000	8,653
Petroleos Mexicanos, 5.625%, 1/23/46 (n)	10,000	8,900
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	79,871	82,140
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	200,000	189,957
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)	200,000	187,874

		$1,670,003
Emerging Market Sovereign - 0.9%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$27,000	$27,844
Republic of Hungary, 5.375%, 2/21/23	216,000	235,148
Republic of Philippines, 6.375%, 10/23/34	126,000	167,580
Republic of Romania, 4.375%, 8/22/23 (n)	14,000	14,592
Republic of Slovakia, 4.375%, 5/21/22 (n)	200,000	221,940
Russian Federation, 4.875%, 9/16/23	200,000	191,276

		$858,380
Energy - Independent - 2.5%
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	$50,000	$25,250
Baytex Energy Corp., 5.625%, 6/01/24 (n)	85,000	70,934
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	105,000	77,700
Chaparral Energy, Inc., 7.625%, 11/15/22	185,000	79,550
Chesapeake Energy Corp., 5.75%, 3/15/23	160,000	119,282
Concho Resources, Inc., 6.5%, 1/15/22	80,000	81,617
Concho Resources, Inc., 5.5%, 4/01/23	170,000	167,945
EP Energy LLC, 9.375%, 5/01/20	105,000	101,693
EP Energy LLC, 7.75%, 9/01/22	165,000	151,800
EQT Corp., 4.875%, 11/15/21	198,000	206,951
Halcon Resources Corp., 8.875%, 5/15/21	125,000	41,250
Hess Corp., 8.125%, 2/15/19	120,000	139,824
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	15,000	6,038
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	187,000	73,398
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	70,000	26,775
MEG Energy Corp., 6.5%, 3/15/21 (n)	95,000	79,373
MEG Energy Corp., 7%, 3/31/24 (n)	40,000	32,700
Noble Energy, Inc., 5.625%, 5/01/21	125,000	126,190
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	98,000	80,360
Oasis Petroleum, Inc., 6.875%, 3/15/22	90,000	74,700
QEP Resources, Inc., 5.25%, 5/01/23	165,000	142,758
RSP Permian, Inc., 6.625%, 10/01/22 (n)	105,000	102,900
Sanchez Energy Corp., 6.125%, 1/15/23	140,000	105,000
SM Energy Co., 6.5%, 11/15/21	145,000	140,650
SM Energy Co., 6.125%, 11/15/22	65,000	62,400

		$2,317,038
Energy - Integrated - 1.6%
BP Capital Markets PLC, 4.5%, 10/01/20	$106,000	$115,449
BP Capital Markets PLC, 4.742%, 3/11/21	240,000	262,806
LUKOIL International Finance B.V., 3.416%, 4/24/18 (n)	214,000	203,124

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - continued
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	$290,000	$252,851
Pacific Exploration and Production Corp., 7.25%, 12/12/21 (n)	142,000	76,680
Petro-Canada, 6.05%, 5/15/18	500,000	551,091

		$1,462,001
Entertainment - 0.8%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$120,000	$129,000
Carmike Cinemas, Inc., 6%, 6/15/23 (n)	55,000	56,238
Cedar Fair LP, 5.25%, 3/15/21	115,000	117,013
Cedar Fair LP, 5.375%, 6/01/24	45,000	45,675
Cinemark USA, Inc., 5.125%, 12/15/22	80,000	80,000
Cinemark USA, Inc., 4.875%, 6/01/23	70,000	68,250
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	95,000	98,296
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	115,000	116,725

		$711,197
Financial Institutions - 3.9%
Aircastle Ltd., 4.625%, 12/15/18	$95,000	$97,613
Aircastle Ltd., 5.125%, 3/15/21	70,000	71,575
Aircastle Ltd., 5.5%, 2/15/22	50,000	51,750
Aviation Capital Group, 4.625%, 1/31/18 (n)	70,000	71,925
Aviation Capital Group, 6.75%, 4/06/21 (n)	100,000	113,250
CIT Group, Inc., 5.25%, 3/15/18	110,000	114,263
CIT Group, Inc., 6.625%, 4/01/18 (n)	232,000	248,240
CIT Group, Inc., 5.5%, 2/15/19 (n)	140,000	147,175
CIT Group, Inc., 3.875%, 2/19/19	320,000	320,000
CIT Group, Inc., 5%, 8/15/22	105,000	106,706
Credit Acceptance Co., 7.375%, 3/15/23 (n)	105,000	107,625
General Electric Capital Corp., 6%, 8/07/19	130,000	148,285
General Electric Capital Corp., 5.5%, 1/08/20	250,000	282,113
General Electric Capital Corp., 3.1%, 1/09/23	265,000	265,630
Icahn Enterprises LP, 6%, 8/01/20	120,000	124,182
Icahn Enterprises LP, 5.875%, 2/01/22	135,000	136,384
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	280,000	284,007
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	200,000	199,475
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	70,000	67,200
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	160,000	151,200
Navient Corp., 5.875%, 3/25/21	55,000	49,363
PHH Corp., 6.375%, 8/15/21	85,000	78,413
SLM Corp., 8%, 3/25/20	225,000	227,813
SLM Corp., 7.25%, 1/25/22	105,000	98,963
SLM Corp., 6.125%, 3/25/24	55,000	46,750

		$3,609,900
Food & Beverages - 2.9%
Darling Ingredients, Inc., 5.375%, 1/15/22	$105,000	$103,688
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	430,000	414,462
Kraft Foods Group, Inc., 6.125%, 8/23/18	130,000	144,303
Kraft Heinz Foods Co., 3.5%, 7/15/22 (n)	469,000	473,425
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	156,000	174,862
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	414,000	426,451
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	185,000	191,938
Tyson Foods, Inc., 4.5%, 6/15/22	202,000	212,038
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	141,000	142,442
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	424,000	434,944

		$2,718,553

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Drug Stores - 0.8%
CVS Health Corp., 3.875%, 7/20/25		$450,000	$460,655
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21		240,000	237,642

			$698,297
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/20 (n)		$90,000	$50,400
Tembec Industries, Inc., 9%, 12/15/19 (n)		75,000	48,000

			$98,400
Gaming & Lodging - 1.6%
Boyd Gaming Corp., 6.875%, 5/15/23		$85,000	$87,338
CCM Merger, Inc., 9.125%, 5/01/19 (n)		125,000	133,125
Eldorado Resorts, Inc., 7%, 8/01/23 (n)		20,000	19,850
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		115,000	120,175
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21		145,000	151,163
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		40,000	42,900
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		125,000	128,750
MGM Resorts International, 6.625%, 12/15/21		100,000	106,250
MGM Resorts International, 6%, 3/15/23		60,000	60,900
RHP Hotel Properties, 5%, 4/15/23 (n)		35,000	34,650
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		135,000	135,270
Wyndham Worldwide Corp., 5.625%, 3/01/21		430,000	467,053

			$1,487,424
Industrial - 1.0%
Anixter, Inc., 5.125%, 10/01/21		$120,000	$119,700
Dematic S.A., 7.75%, 12/15/20 (n)		165,000	168,300
Howard Hughes Corp., 6.875%, 10/01/21 (n)		140,000	145,950
Johns Hopkins University, 5.25%, 7/01/19		59,000	65,713
Princeton University, 4.95%, 3/01/19		310,000	343,816
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		90,000	95,850

			$939,329
Insurance - 2.2%
AIA Group Ltd., 3.2%, 3/11/25 (n)		$425,000	$406,824
American International Group, Inc., 3.75%, 7/10/25		437,000	438,927
Principal Financial Group, Inc., 8.875%, 5/15/19		250,000	305,888
Unum Group, 7.125%, 9/30/16		445,000	471,093
Unum Group, 4%, 3/15/24		430,000	444,134

			$2,066,866
Insurance - Health - 0.5%
UnitedHealth Group, Inc., 3.75%, 7/15/25		$422,000	$432,486

Insurance - Property & Casualty - 1.8%
Aon Corp., 3.5%, 9/30/15		$350,000	$350,646
CNA Financial Corp., 5.875%, 8/15/20		390,000	439,492
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		299,000	319,091
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		500,000	517,500

			$1,626,729
International Market Quasi-Sovereign - 0.3%
Eksportfinans A.S.A., 5.5%, 5/25/16		$295,000	$302,180

International Market Sovereign - 14.6%
Buoni Poliennali del Tesoro, 5.5%, 9/01/22	EUR	448,000	$634,859
Commonwealth of Australia, 5.75%, 5/15/21	AUD	428,000	363,079

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Federal Republic of Germany, 3.25%, 7/04/21	EUR	82,000	$108,285
Federal Republic of Germany, 1.75%, 2/15/24	EUR	114,000	140,384
Federal Republic of Germany, 6.25%, 1/04/30	EUR	200,000	379,253
Federal Republic of Germany, 2.5%, 7/04/44	EUR	122,000	170,070
Government of Canada, 4.25%, 6/01/18	CAD	111,000	93,117
Government of Canada, 3.25%, 6/01/21	CAD	217,000	186,617
Government of Canada, 5.75%, 6/01/33	CAD	64,000	75,298
Government of Canada, 4%, 6/01/41	CAD	36,000	36,948
Government of Japan, 1.1%, 6/20/20	JPY	62,600,000	541,669
Government of Japan, 0.8%, 6/20/23	JPY	29,000,000	249,842
Government of Japan, 2.1%, 9/20/24	JPY	63,500,000	606,894
Government of Japan, 2.2%, 9/20/27	JPY	56,350,000	554,599
Government of Japan, 1.5%, 3/20/34	JPY	27,800,000	246,473
Government of Japan, 2.4%, 3/20/37	JPY	53,000,000	532,168
Government of Japan, 1.8%, 3/20/43	JPY	18,000,000	162,802
Government of New Zealand, 5.5%, 4/15/23	NZD	316,000	234,878
Government of Norway, 3.75%, 5/25/21	NOK	757,000	105,375
Government of Norway, 3%, 3/14/24	NOK	772,000	105,221
Kingdom of Belgium, 4.25%, 9/28/21	EUR	170,000	234,427
Kingdom of Belgium, 2.6%, 6/22/24	EUR	332,000	424,309
Kingdom of Denmark, 3%, 11/15/21	DKK	591,000	102,886
Kingdom of Denmark, 1.5%, 11/15/23	DKK	490,000	78,392
Kingdom of Spain, 5.4%, 1/31/23	EUR	451,000	636,221
Kingdom of Spain, 5.5%, 7/30/17	EUR	127,000	156,973
Kingdom of Spain, 4.6%, 7/30/19	EUR	490,000	632,002
Kingdom of Sweden, 5%, 12/01/20	SEK	800,000	118,888
Kingdom of Sweden, 3.5%, 6/01/22	SEK	550,000	78,777
Kingdom of the Netherlands, 2%, 7/15/24	EUR	148,000	182,812
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	128,000	215,345
Republic of Austria, 1.75%, 10/20/23	EUR	258,000	312,067
Republic of France, 6%, 10/25/25	EUR	278,000	457,236
Republic of France, 4.75%, 4/25/35	EUR	346,000	575,160
Republic of Iceland, 4.875%, 6/16/16 (n)		$166,000	170,020
Republic of Ireland, 4.5%, 4/18/20	EUR	32,000	42,573
Republic of Ireland, 5.4%, 3/13/25	EUR	40,000	60,610
Republic of Italy, 5.25%, 8/01/17	EUR	744,000	915,613
Republic of Italy, 3.75%, 3/01/21	EUR	910,000	1,164,119
United Kingdom Treasury, 8%, 6/07/21	GBP	76,000	158,683
United Kingdom Treasury, 2.25%, 9/07/23	GBP	177,000	281,637
United Kingdom Treasury, 4.25%, 12/07/27	GBP	209,000	395,811
United Kingdom Treasury, 4.25%, 3/07/36	GBP	168,000	330,749
United Kingdom Treasury, 3.25%, 1/22/44	GBP	132,000	230,116

			$13,483,257
Internet - 0.4%
Baidu, Inc., 3.25%, 8/06/18		$205,000	$208,499
Baidu, Inc., 3.5%, 11/28/22		200,000	195,354

			$403,853
Local Authorities - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18		$390,000	$392,426

Machinery & Tools - 0.3%
H&E Equipment Services Co., 7%, 9/01/22		$140,000	$139,300
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		155,000	108,888

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - continued
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	$95,000	$63,650

		$311,838
Major Banks - 8.9%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$400,000	$414,596
Bank of America Corp., 6.5%, 8/01/16	430,000	450,212
Bank of America Corp., 1.75%, 6/05/18	250,000	248,702
Bank of America Corp., 4.125%, 1/22/24	428,000	441,717
Bank of America Corp., FRN, 6.1%, 12/29/49	275,000	268,469
Barclays Bank PLC, 2.5%, 2/20/19	380,000	383,583
Commonwealth Bank of Australia, 5%, 10/15/19 (n)	320,000	351,638
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	360,000	395,815
Goldman Sachs Group, Inc., 5.75%, 1/24/22	409,000	464,887
Goldman Sachs Group, Inc., FRN, 0.999%, 5/22/17	200,000	199,872
Goldman Sachs Group, Inc., FRN, 1.42%, 11/15/18	180,000	181,379
Goldman Sachs Group, Inc., FRN, 1.314%, 10/23/19	100,000	100,672
ING Bank N.V., 3.75%, 3/07/17 (n)	407,000	420,572
ING Bank N.V., 5.8%, 9/25/23 (n)	422,000	456,710
JPMorgan Chase & Co., 2.2%, 10/22/19	320,000	317,410
JPMorgan Chase & Co., 4.625%, 5/10/21	360,000	390,098
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	150,000	148,500
Merrill Lynch & Co., Inc., 6.4%, 8/28/17	40,000	43,450
Morgan Stanley, 7.3%, 5/13/19	110,000	128,825
Morgan Stanley, 5.625%, 9/23/19	180,000	200,162
Morgan Stanley, 3.7%, 10/23/24	516,000	515,586
Morgan Stanley, FRN, 1.579%, 2/25/16	270,000	270,941
Royal Bank of Scotland Group PLC, 6%, 12/19/23	509,000	543,508
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/49	382,000	382,955
Royal Bank of Scotland PLC, 2.55%, 9/18/15	94,000	94,053
Westpac Banking Corp., 2%, 8/14/17	450,000	455,124

		$8,269,436
Medical & Health Technology & Services - 2.7%
Becton, Dickinson and Co., 4.685%, 12/15/44	$237,000	$233,371
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	20,000	20,550
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	215,000	228,504
Davita Healthcare Partners, Inc., 5%, 5/01/25	130,000	127,400
HCA, Inc., 4.25%, 10/15/19	105,000	107,100
HCA, Inc., 7.5%, 2/15/22	170,000	195,022
HCA, Inc., 5.875%, 3/15/22	125,000	135,938
HCA, Inc., 5%, 3/15/24	80,000	81,900
HealthSouth Corp., 5.125%, 3/15/23	115,000	113,850
HealthSouth Corp., 5.75%, 11/01/24 (n)	85,000	86,182
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	190,000	189,553
LifePoint Hospitals, Inc., 5.5%, 12/01/21	140,000	145,863
McKesson Corp., 3.25%, 3/01/16	340,000	343,591
Tenet Healthcare Corp., 8%, 8/01/20	160,000	167,000
Tenet Healthcare Corp., 4.5%, 4/01/21	135,000	135,675
Tenet Healthcare Corp., 8.125%, 4/01/22	60,000	66,450
Tenet Healthcare Corp., 6.75%, 6/15/23	35,000	36,050
Universal Health Services, Inc., 7.625%, 8/15/20	105,000	101,259

		$2,515,258
Medical Equipment - 0.5%
Alere, Inc., 6.375%, 7/01/23 (n)	$106,000	$108,650
DJO Finco, Inc., 8.125%, 6/15/21 (n)	85,000	87,933

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical Equipment - continued
Hologic, Inc., 5.25%, 7/15/22 (n)	$125,000	$127,344
Teleflex, Inc., 5.25%, 6/15/24	105,000	105,263

		$429,190
Metals & Mining - 3.1%
Barrick Gold Corp., 4.1%, 5/01/23	$416,000	$367,858
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	109,000	113,712
Century Aluminum Co., 7.5%, 6/01/21 (n)	105,000	99,750
Commercial Metals Co., 4.875%, 5/15/23	80,000	70,800
Consol Energy, Inc., 5.875%, 4/15/22	120,000	85,800
Consol Energy, Inc., 8%, 4/01/23 (n)	85,000	64,175
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	200,000	144,000
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	150,000	136,425
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	250,000	213,750
Glencore Funding LLC, 2.125%, 4/16/18 (n)	200,000	190,282
Glencore Funding LLC, FRN, 1.487%, 5/27/16 (n)	470,000	466,588
GrafTech International Co., 6.375%, 11/15/20	115,000	90,850
Hudbay Minerals, Inc., 9.5%, 10/01/20	105,000	95,256
Kinross Gold Corp., 5.95%, 3/15/24	295,000	250,383
Lundin Mining Corp., 7.5%, 11/01/20 (n)	60,000	59,250
Lundin Mining Corp., 7.875%, 11/01/22 (n)	60,000	59,100
Steel Dynamics, Inc., 5.125%, 10/01/21	55,000	53,928
Steel Dynamics, Inc., 5.25%, 4/15/23	60,000	58,275
Steel Dynamics, Inc., 5.5%, 10/01/24	55,000	53,419
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	35,000	31,763
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	65,000	58,988
Suncoke Energy, Inc., 7.625%, 8/01/19	16,000	16,320
TMS International Corp., 7.625%, 10/15/21 (n)	80,000	76,400

		$2,857,072
Midstream - 4.8%
AmeriGas Finance LLC, 6.75%, 5/20/20	$165,000	$170,363
APT Pipelines Ltd., 4.2%, 3/23/25 (n)	347,000	333,638
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	85,000	83,300
Colorado Interstate Gas Co., 6.8%, 11/15/15	32,000	32,358
Crestwood Midstream Partners LP, 6%, 12/15/20	85,000	80,325
Crestwood Midstream Partners LP, 6.125%, 3/01/22	65,000	59,150
Crestwood Midstream Partners LP, 6.25%, 4/01/23 (n)	22,000	19,910
El Paso Corp., 7.75%, 1/15/32	250,000	268,783
Energy Transfer Equity LP, 7.5%, 10/15/20	125,000	133,909
Energy Transfer Partners LP, 4.05%, 3/15/25	436,000	395,977
Enterprise Products Partners LP, 6.3%, 9/15/17	400,000	435,238
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	55,000	52,800
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	115,000	110,975
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	170,000	168,330
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	360,000	343,130
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	65,000	63,700
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	146,000	135,050
ONEOK Partners LP, 3.2%, 9/15/18	160,000	160,679
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	200,000	194,250
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	100,000	97,750
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	84,000	81,218
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	40,000	40,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	40,000	35,400
Sunoco Logistics Partners LP, 4.25%, 4/01/24	172,000	160,331

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - continued
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	$35,000	$34,650
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	70,000	65,975
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	35,000	32,900
TransCanada PipeLines Ltd., 1.875%, 1/12/18	163,000	163,526
Williams Cos., Inc., 3.7%, 1/15/23	116,000	100,591
Williams Cos., Inc., 4.55%, 6/24/24	400,000	354,408

		$4,408,614
Mortgage-Backed - 0.6%
Fannie Mae, 6.5%, 11/01/36 (f)	$99,603	$114,539
Fannie Mae, 6%, 2/01/37 (f)	63,817	72,179
Freddie Mac, 4.224%, 3/25/20	275,759	301,959
Ginnie Mae, 9%, 5/15/16 - 12/15/16	5,321	5,390
Ginnie Mae, 6.357%, 4/20/58	46,939	48,902

		$542,969
Network & Telecom - 2.0%
AT&T, Inc., 2.45%, 6/30/20	$440,000	$436,062
Centurylink, Inc., 6.45%, 6/15/21	80,000	79,888
Centurylink, Inc., 7.65%, 3/15/42	110,000	94,050
Citizens Communications Co., 9%, 8/15/31	75,000	66,141
Frontier Communications Corp., 8.125%, 10/01/18	50,000	54,000
Frontier Communications Corp., 6.25%, 9/15/21	35,000	31,952
Frontier Communications Corp., 7.125%, 1/15/23	50,000	45,150
Telecom Italia Capital, 6%, 9/30/34	40,000	39,200
Verizon Communications, Inc., 6.1%, 4/15/18	500,000	550,608
Verizon Communications, Inc., 5.15%, 9/15/23	450,000	493,339

		$1,890,390
Oil Services - 0.7%
Bristow Group, Inc., 6.25%, 10/15/22	$135,000	$118,800
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	105,000	75,600
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	80,000	59,200
Transocean, Inc., 6%, 3/15/18	400,000	382,000

		$635,600
Oils - 0.4%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$90,000	$88,875
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	115,000	111,550
Marathon Petroleum Corp., 3.625%, 9/15/24	225,000	216,989

		$417,414
Other Banks & Diversified Financials - 3.7%
Bancolombia S.A., 5.95%, 6/03/21	$102,000	$108,503
BBVA Banco Continental S.A., 5%, 8/26/22 (n)	10,000	10,288
BBVA Banco Continental S.A., 5.25% to 9/22/24, FRN to 9/22/29 (n)	10,000	9,938
Citigroup, Inc., 8.5%, 5/22/19	373,000	450,409
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	243,000	319,091
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	200,000	200,439
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	248,000	254,632
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	590,000	576,692
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	205,000	234,129
Macquarie Bank Ltd., 5%, 2/22/17 (n)	167,000	174,867
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/20 (n)	200,000	200,134
Synchrony Financial, 1.875%, 8/15/17	170,000	169,279

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Union Bank, 3%, 6/06/16	$690,000	$701,123

		$3,409,524
Pharmaceuticals - 2.2%
AbbVie, Inc., 3.2%, 11/06/22	$410,000	$405,255
Actavis Funding SCS, 4.75%, 3/15/45	334,000	304,615
Celgene Corp., 2.45%, 10/15/15	130,000	130,265
Celgene Corp., 2.125%, 8/15/18	430,000	430,130
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (n)	155,000	165,463
Hospira, Inc., 6.05%, 3/30/17	130,000	139,079
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	85,000	86,828
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)	10,000	9,925
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	170,000	175,950
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	55,000	57,888
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	25,000	25,344
Vantage Point Imaging, 7.5%, 7/15/21 (n)	50,000	53,688
VRX Escrow Corp., 5.875%, 5/15/23 (n)	75,000	76,500

		$2,060,930
Pollution Control - 0.4%
Republic Services, Inc., 5.25%, 11/15/21	$320,000	$357,790

Precious Metals & Minerals - 0.2%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$120,000	$108,000
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	145,000	124,700

		$232,700
Printing & Publishing - 0.5%
American Media, Inc., 13.5%, 6/15/18 (z)	$9,917	$10,190
Gannett Co., Inc., 5.125%, 7/15/20	45,000	46,575
Gannett Co., Inc., 4.875%, 9/15/21 (n)	50,000	49,375
Gannett Co., Inc., 6.375%, 10/15/23	95,000	99,513
Nielsen Finance LLC, 5%, 4/15/22 (n)	155,000	152,869
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	55,000	56,306
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)	5,000	5,150

		$419,978
Railroad & Shipping - 0.6%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$250,000	$292,228
CSX Corp., 4.1%, 3/15/44	285,000	258,485

		$550,713
Real Estate - Apartment - 0.5%
ERP Operating, REIT, 5.125%, 3/15/16	$450,000	$459,405

Real Estate - Healthcare - 0.6%
HCP, Inc., REIT, 5.375%, 2/01/21	$283,000	$310,414
Health Care REIT, Inc., 2.25%, 3/15/18	119,000	119,174
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	80,000	84,000
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	60,000	63,225

		$576,813
Real Estate - Office - 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/18	$193,000	$201,634
Vornado Realty LP, REIT, 2.5%, 6/30/19	251,000	249,671

		$451,305

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - Other - 0.5%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	$315,000	$325,238
Felcor Lodging LP, REIT, 5.625%, 3/01/23	140,000	144,200

		$469,438
Real Estate - Retail - 0.1%
Kimco Realty Corp., REIT, 6.875%, 10/01/19	$82,000	$95,838

Retailers - 1.9%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$378,000	$363,385
Best Buy Co., Inc., 5.5%, 3/15/21	145,000	154,063
Bon Ton Stores, Inc., 8%, 6/15/21	80,000	52,000
Dollar General Corp., 3.25%, 4/15/23	243,000	231,139
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	83,000	76,775
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	160,000	167,600
Gap, Inc., 5.95%, 4/12/21	379,000	419,645
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	65,000	54,600
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	80,000	84,400
Rite Aid Corp., 9.25%, 3/15/20	45,000	48,459
Rite Aid Corp., 6.75%, 6/15/21	35,000	36,925
Rite Aid Corp., 6.125%, 4/01/23 (n)	65,000	66,706

		$1,755,697
Specialty Chemicals - 0.3%
Chemtura Corp., 5.75%, 7/15/21	$170,000	$170,425
Univar USA, Inc., 6.75%, 7/15/23 (n)	95,000	94,525

		$264,950
Specialty Stores - 0.4%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$105,000	$109,988
Group 1 Automotive, Inc., 5%, 6/01/22	145,000	143,913
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	120,000	125,700

		$379,601
Supermarkets - 0.5%
Kroger Co., 3.85%, 8/01/23	$418,000	$424,372

Supranational - 0.8%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$300,000	$298,125
Corporacion Andina de Fomento, 4.375%, 6/15/22	420,000	455,186

		$753,311
Telecommunications - Wireless - 2.6%
American Tower Corp., REIT, 4.7%, 3/15/22	$328,000	$343,237
Crown Castle International Corp., 4.875%, 4/15/22	35,000	35,919
Crown Castle International Corp., 5.25%, 1/15/23	90,000	94,163
Rogers Communications, Inc., 6.8%, 8/15/18	200,000	225,440
SBA Tower Trust, 2.898%, 10/15/44 (n)	377,000	375,135
Sprint Capital Corp., 6.875%, 11/15/28	125,000	107,500
Sprint Corp., 7.875%, 9/15/23	150,000	144,188
Sprint Corp., 7.125%, 6/15/24	170,000	157,197
Sprint Nextel Corp., 9%, 11/15/18 (n)	55,000	61,256
Sprint Nextel Corp., 6%, 11/15/22	110,000	99,000
T-Mobile USA, Inc., 6.125%, 1/15/22	15,000	15,469
T-Mobile USA, Inc., 6.5%, 1/15/24	50,000	51,375
T-Mobile USA, Inc., 6.464%, 4/28/19	50,000	51,438

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
T-Mobile USA, Inc., 6.25%, 4/01/21	$185,000	$191,068
T-Mobile USA, Inc., 6.633%, 4/28/21	60,000	62,700
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	200,000	201,500
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	200,000	204,500

		$2,421,085
Telephone Services - 0.4%
Level 3 Financing, Inc., 8.625%, 7/15/20	$40,000	$42,380
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)	125,000	120,781
Qwest Corp., 6.5%, 6/01/17	180,000	191,250

		$354,411
Tobacco - 1.9%
Altria Group, Inc., 9.25%, 8/06/19	$91,000	$112,735
Imperial Tobacco Finance PLC, 3.75%, 7/21/22 (n)	287,000	284,363
Reynolds American, Inc., 8.125%, 6/23/19 (n)	194,000	228,788
Reynolds American, Inc., 6.75%, 6/15/17	300,000	324,564
Reynolds American, Inc., 6.875%, 5/01/20 (n)	170,000	196,559
Reynolds American, Inc., 5.85%, 8/15/45	600,000	646,088

		$1,793,097
Transportation - Services - 0.8%
ERAC USA Finance LLC, 6.375%, 10/15/17 (n)	$340,000	$371,515
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	87,000	83,085
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	110,000	91,300
Stena AB, 7%, 2/01/24 (n)	200,000	175,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	27,000	21,060

		$741,960
U.S. Government Agencies and Equivalents - 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$18,273	$18,398

Utilities - Electric Power - 2.5%
Calpine Corp., 5.5%, 2/01/24	$80,000	$77,200
CMS Energy Corp., 5.05%, 3/15/22	196,000	213,081
Covanta Holding Corp., 7.25%, 12/01/20	125,000	130,475
Covanta Holding Corp., 6.375%, 10/01/22	40,000	41,100
Covanta Holding Corp., 5.875%, 3/01/24	45,000	43,875
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	14,000	14,139
Enel Finance International S.A., 6.25%, 9/15/17 (n)	260,000	281,957
Exelon Generation Co. LLC, 5.2%, 10/01/19	150,000	165,068
Exelon Generation Co. LLC, 4.25%, 6/15/22	137,000	140,509
NRG Energy, Inc., 8.25%, 9/01/20	235,000	242,638
NRG Energy, Inc., 6.25%, 7/15/22	15,000	14,625
NRG Energy, Inc., 6.625%, 3/15/23	110,000	108,075
Oncor Electric Delivery Co., 4.1%, 6/01/22	302,000	315,677
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	430,000	436,610
TerraForm Power Operating LLC, 6.125%, 6/15/25 (n)	100,000	94,250

		$2,319,279
Total Bonds		$100,989,964

Common Stocks - 0.1%
Automotive - 0.0%
Accuride Corp. (a)	2,303	$7,807

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Special Products & Services - 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF	1,017	$87,706
Total Common Stocks		$95,513

Money Market Funds - 5.0%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	4,633,989	$4,633,989
Total Investments		$105,719,466

Other Assets, Less Liabilities - (14.1)%		(13,077,523)
Net Assets - 100.0%		$92,641,943

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $29,469,957, representing 31.8% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$9,994	$10,190
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 8/31/15

Forward Foreign Currency Exchange Contracts at 8/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	498,990	10/09/15	$368,801	$354,434	$14,367
SELL	CAD	Merrill Lynch International	522,632	10/09/15	412,442	397,217	15,225
SELL	GBP	Barclays Bank PLC	460,315	10/09/15	715,598	706,208	9,390
SELL	GBP	Merrill Lynch International	460,315	10/09/15	716,380	706,208	10,172

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 8/31/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	NOK	Goldman Sachs International	1,788,685	10/09/15	$217,258	$216,070	$1,188
SELL	NZD	Westpac Banking Corp.	560,040	10/09/15	369,873	353,932	15,941

							$66,283

Liability Derivatives
SELL	DKK	Goldman Sachs International	1,235,688	10/09/15	$183,576	$185,934	$(2,358)
SELL	EUR	UBS AG	5,412,004	10/09/15	5,922,350	6,076,431	(154,081)
SELL	JPY	Credit Suisse Group	63,949,866	10/09/15	522,744	527,806	(5,062)
SELL	JPY	Deutsche Bank AG	63,949,865	10/09/15	522,718	527,806	(5,088)
BUY	NZD	Goldman Sachs International	194,310	10/09/15	128,318	122,800	(5,518)
SELL	SEK	Goldman Sachs International	1,599,901	10/09/15	187,404	189,142	(1,738)

							$(173,845)

Futures Contracts at 8/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	89	$11,308,563	December - 2015	$2,459

At August 31, 2015, the fund had liquid securities with an aggregate value of $134,910 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$95,513	$—	$—	$95,513
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	18,398	—	18,398
Non-U.S. Sovereign Debt	—	17,067,131	—	17,067,131
U.S. Corporate Bonds	—	61,246,380	—	61,246,380
Residential Mortgage-Backed Securities	—	641,819	—	641,819
Commercial Mortgage-Backed Securities	—	1,426,705	—	1,426,705
Asset-Backed Securities (including CDOs)	—	1,299,468	—	1,299,468
Foreign Bonds	—	19,290,063	—	19,290,063
Mutual Funds	4,633,989	—	—	4,633,989
Total Investments	$4,729,502	$100,989,964	$—	$105,719,466

Other Financial Instruments
Futures Contracts	$2,459	$—	$—	$2,459
Forward Foreign Currency Exchange Contracts	—	(107,562)	—	(107,562)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$108,417,812
Gross unrealized appreciation	1,987,431
Gross unrealized depreciation	(4,685,777)
Net unrealized appreciation (depreciation)	$(2,698,346)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,072,540	21,910,183	(20,348,734)	4,633,989

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,172	$4,633,989

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2015, are as follows:

United States	60.2%
United Kingdom	5.8%
Italy	4.9%
Canada	4.1%
Japan	3.1%
Netherlands	3.0%
Australia	1.8%
Germany	1.8%
Switzerland	1.7%
Other Countries	13.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued

(5) Subsequent Event

On July 16, 2015, the Board of Trustees of the fund approved a Plan of Liquidation and Termination for the fund (the “Plan”). The Plan provided for the orderly liquidation of the fund’s assets, the determination and payment, or setting aside in cash or cash equivalents, of an amount at least equal to all known or reasonably ascertainable liabilities and obligations of the fund, including liabilities associated with the fund’s financial leverage, and the making of one or more liquidating distributions to the fund’s common shareholders. A liquidating distribution was made on September 25, 2015.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2015

*	Print name and title of each signing officer under his or her signature.